Note 30 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 16,029	$ 10,973	$ 5,751
Borrowings	30,083	26,097	22,096
Lease liabilities	2,305	2,464	995
Total	48,417	39,534	28,842
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	16,029	10,973	5,751
Borrowings	1,922	4,604	411
Lease liabilities	462	506	669
Total	18,413	16,083	6,831
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	12,323	11,283	11,424
Lease liabilities	1,375	846	326
Total	13,698	12,129	11,750
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	8,447	10,211	10,261
Lease liabilities	415	1,112	0
Total	8,862	11,323	10,261
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	7,391	0	0
Lease liabilities	53	0	0
Total	$ 7,444	$ 0	$ 0